Summary of Significant Accounting Policies Basis of Presentation (Details 2) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,013,000	$ 2,013,000
Accumulated Amortization	(592,864)	(392,002)	$ (124,186)
Net Balance	1,420,136	1,620,998	1,888,814
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	461,000	461,000
Accumulated Amortization	(102,153)	(67,575)	(21,471)
Net Balance	358,847	393,425	439,529
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	458,000	458,000
Accumulated Amortization	(144,966)	(95,898)	(30,474)
Net Balance	313,034	362,102	427,526
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,094,000	1,094,000
Accumulated Amortization	(345,745)	(228,529)	(72,241)
Net Balance	$ 748,255	$ 865,471	$ 1,021,759